SELECTED STATEMENT OF OPERATIONS DATA (Narrative) (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Income Statement Related Disclosures [Abstract]
Operating segments	2
Number of options potentially dilute	300,000	200,000